Restructuring (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014 Position	Apr. 30, 2013	Apr. 30, 2012
Restructuring (Textual) [Abstract]
Total expected restructuring charge	$ 265.0
Restructuring costs incurred announcement-to-date	248.4
Reduction in positions due to restructuring	850
Total restructuring charges	20.8	38.8	81.1
Cost of products sold - restructuring and merger and integration	$ 5.1	$ 10.0	$ 38.6